DERIVATIVE LIABILITIES (Details 1) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Beginning balance	$ 1,400,000	$ 938,000	$ 1,183,000	$ 1,284,000	$ 1,284,000	$ 270,000
Recognition of conversion feature liability					0	769,000
Recognition of warrant liability on issuance dates	0	826,000	0	1,057,000	4,823,000	7,268,000
Reclassification to stockholders’ equity upon exercise	0	(2,315,000)	0	(2,379,000)	2,379,000	4,464,000
Change in fair value of derivative liabilities	(27,000)	1,773,000	190,000	1,260,000	(2,545,000)	(2,559,000)
Ending balance	$ 1,373,000	$ 1,222,000	$ 1,373,000	$ 1,222,000	$ 1,183,000	$ 1,284,000